Cover Page	Nov. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	DIVERSIFIED HEALTHCARE TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-15319
Entity Tax Identification Number	04-3445278
Entity Address, Address Line One	Two Newton Place,
Entity Address, City or Town	Newton,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02458-1634
City Area Code	617
Local Phone Number	796-8350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	DHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001075415
Amendment Flag	false
Entity Address, Address Line Two	255 Washington Street,
Entity Address, Address Line Three	Suite 300,
Senior Notes Due 2046
Entity Information [Line Items]
Title of 12(b) Security	6.25% Senior Notes due 2046
Trading Symbol	DHCNL
Security Exchange Name	NASDAQ
Senior Notes Due 2042
Entity Information [Line Items]
Title of 12(b) Security	5.625% Senior Notes due 2042
Trading Symbol	DHCNI
Security Exchange Name	NASDAQ